Liquidity and Management's Plans - Additional Information (Detail) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reorganizations [Abstract]
Cash and cash equivalents	$ 601,445	$ 365,161	$ 217